Allowance for Loan Losses - Changes in the Allowance for Loan Losses and Loan Balances Outstanding (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	$ 14,268	$ 16,528	$ 19,742
Charge-offs	(2,049)	(4,781)	(5,550)
Recoveries	942	1,021	1,236
Provision	1,200	1,500	1,100
Ending Balance	14,361	14,268	16,528
Commercial and Agriculture [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	1,819	2,838	2,811
Charge-offs	(190)	(338)	(483)
Recoveries	182	251	141
Provision	(333)	(932)	369
Ending Balance	1,478	1,819	2,838
Commercial Real Estate Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	2,221	2,931	4,565
Charge-offs	(523)	(1,661)	(989)
Recoveries	187	360	265
Provision	582	591	(910)
Ending Balance	2,467	2,221	2,931
Commercial Real Estate Non Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	4,334	3,888	4,942
Charge-offs	(81)	(198)	(815)
Recoveries	115	50	184
Provision	289	594	(423)
Ending Balance	4,657	4,334	3,888
Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	3,747	5,224	5,780
Charge-offs	(1,135)	(2,449)	(2,800)
Recoveries	331	293	391
Provision	1,143	679	1,853
Ending Balance	4,086	3,747	5,224
Real Estate Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	428	184	349
Charge-offs			(136)
Recoveries	5	6	108
Provision	(62)	238	(137)
Ending Balance	371	428	184
Farm Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	822	740	632
Charge-offs			(107)
Recoveries	76		67
Provision	(360)	82	148
Ending Balance	538	822	740
Consumer and Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	200	217	246
Charge-offs	(120)	(135)	(220)
Recoveries	46	61	80
Provision	256	57	111
Ending Balance	382	200	217
Unallocated [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	697	506	417
Provision	(315)	191	89
Ending Balance	$ 382	$ 697	$ 506